Statements of Cash Flows (USD $)	12 Months Ended		36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net (loss)	$ (328,841)	$ (357,090)	$ (1,022,042)
Adjustments to reconcile net (loss) to net cash (used by) operating activities:
Depreciation expense	650	437	1,087
Prepaid expenses	(87)	87,984	(3,770)
Accounts payable and accrued expenses	193,481	165,102	621,083
Customer deposits	45,000	0	45,000
Common stock issued for services	1,500	112	102,604
Net cash used in operating activities	(88,297)	(103,455)	(256,038)
Cash flows from investing activities:
Purchase of equipment	0	(3,250)	(3,250)
Net cash provided by (used in) investing activities	0	(3,250)	(3,250)
Cash flows from financing activities:
Stockholders' loans	13,138	10,000	45,538
Loans payable - other	74,290	85,000	214,290
Net cash provided by financing activities	87,428	95,000	259,828
Net increase/(decrease) in cash	(869)	(11,705)	540
Cash - at beginning of year	1,409	13,114
Cash - at end of year	540	1,409	540
Supplemental cash flow information:
Cash paid during the period for Interest	6,500	6,334	12,834
Cash paid during the period for Income taxes	$ 0	$ 0	$ 0